SUBSEQUENT EVENTS (Details) - USD ($) $ in Thousands				3 Months Ended	12 Months Ended
	Apr. 29, 2021	Apr. 22, 2021	Feb. 02, 2021	Mar. 31, 2021	Dec. 31, 2020	Apr. 15, 2021
SUBSEQUENT EVENTS
Grants recognized		$ 4,831		$ 32,208	$ 62,312
Subsequent Event
SUBSEQUENT EVENTS
Grants recognized		$ 4,831
Grants receivable under Payroll Support Program PSP3						$ 34,547
Proceeds from government grants	$ 17,274		$ 16,104